Share capital - Disclosure of shares issued (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of issued capital [Abstract]
Equity, opening balance	$ 165,743	$ 35,950
Opening adjustment on change in accounting policy (note 3)		173,104
Exercise of warrants	3,071	232
Exercise of derivative warrants		29,953
Exercise of stock options	943	3,912
Equity, closing balance	$ 112,575	$ 165,743
Common shares
Reconciliation of number of shares issued [Abstract]
Number of shares issued, opening balance (in shares)	84,052	52,808
Issued pursuant to exercise of warrants (in shares)	1,172	85
Issued pursuant to exercise of derivative liability warrants (note 10) (in shares)		4,020
Issued pursuant to exercise of stock options (in shares)	276	1,494
Number of shares issued, closing balance (in shares)	85,500	84,052
Reconciliation of issued capital [Abstract]
Equity, opening balance	$ 499,200	$ 299,815
Opening adjustment on change in accounting policy (note 3)		173,104
Exercise of warrants	3,977	297
Exercise of derivative warrants		29,953
Exercise of stock options	1,473	6,811
Equity, closing balance	$ 504,650	$ 499,200
Common shares | Public Offering
Reconciliation of number of shares issued [Abstract]
Number of shares issued during period (in shares)		25,645
Reconciliation of issued capital [Abstract]
Opening adjustment on change in accounting policy (note 3)		$ 162,324